091-15918

For Internal Use Only
Sec File No. 9-

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13035144

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
BlackRock Fund Advisors

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

IBDA: Barclays 2016 Maturity Corporate Index
IBDB: Barclays 2018 Maturity Corporate Index
IBDC: Barclays 2020 Maturity Corporate Index
IBDD: Barclays 2023 Maturity Corporate Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 4 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
IBDA
IBDB
IBDC
IBDD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

IBDA: AMEX, ARCA, NASDAQ, NYSE
IBDB: AMEX, ARCA, NASDAQ, NYSE
IBDC: AMEX, ARCA, NASDAQ, NYSE
IBDD: AMEX, ARCA, NASDAQ, NYSE

(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	Jeffrey S. Rosenstrock
Title:	General Counsel
Telephone Number:	201-942-8295
Manual Signature of Official Responsible for Form:	[signature]
Date:	July 15, 2013